ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

	Preliminary(i)	Adjustments	Adjusted Final
Cash and cash equivalents	$39,682	$—	$39,682
Restricted cash	21,796	—	21,796
Inventories	84,576	—	84,576
Other current assets	2,028	—	2,028
Property, plant and mine development	206,507	(23,397)	183,110
Deferred income tax asset	109,700	23,397	133,097
Accounts payable and accrued and other liabilities (ii)	(84,805)	—	(84,805)
Advance due to Agnico Eagle	(105,000)	—	(105,000)
Reclamation provision	(48,904)	—	(48,904)
Total assets acquired, net of liabilities assumed	$225,580	$—	$225,580

Notes:

(i)	Preliminary estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company’s condensed interim consolidated financial statements as at the acquisition date.
(ii)	Included $50.0 million payable to repurchase the Hope Bay 1.5% net smelter return royalty.

TMAC Resources Inc.
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Purchase of TMAC common shares for C$2.20 per share	$225,580